Financial Instruments - Summary of Derivative Financial Instruments (Detail) - BRL (R$)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 1,162,213,000	R$ 751,080,000
Liabilities	(115,085,000)	(295,844,000)
Notional	9,664,161,000	6,304,115,000
Fair value	1,047,585,000	470,219,000
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Total financial instruments	1,047,128,000	455,236,000
Assets	1,162,213,000	751,080,000
Liabilities	(115,085,000)	(295,844,000)
Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional	494,302,000	438,689,000
Fair value	(457,000)	(14,983,000)
Swap agreements (interest rate) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	2,446,369,000	1,988,540,000
Fair value	330,712,000	104,491,000
Exchange and interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional	7,217,792,000	4,315,575,000
Fair value	R$ 716,873,000	R$ 365,728,000